UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09915
Investment Company Act File Number
Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Small-Cap Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value
Aerospace & Defense — 2.1%
Aerovironment, Inc.(1)	116,920	$2,601,470
Applied Signal Technology, Inc.	38,190	950,167

		$3,551,637

Auto Components — 1.7%
Dana Holding Corp.(1)	228,650	$2,816,968

		$2,816,968

Biotechnology — 1.7%
Martek Biosciences Corp.(1)	123,791	$2,801,390

		$2,801,390

Building Products — 1.8%
Armstrong World Industries, Inc.(1)	72,880	$3,025,249

		$3,025,249

Capital Markets — 3.4%
Affiliated Managers Group, Inc.(1)	36,820	$2,872,328
Lazard, Ltd., Class A	81,830	2,870,597

		$5,742,925

Chemicals — 4.6%
Intrepid Potash, Inc.(1)	101,730	$2,652,101
Kraton Performance Polymers, Inc.(1)	88,150	2,393,272
NewMarket Corp.	23,560	2,678,301

		$7,723,674

Commercial Banks — 5.4%
Boston Private Financial Holdings, Inc.	97,650	$638,631
IBERIABANK Corp.	30,970	1,547,881
Prosperity Bancshares, Inc.	51,820	1,682,595
SVB Financial Group(1)	50,770	2,148,587
TCF Financial Corp.	79,320	1,284,191
Webster Financial Corp.	93,820	1,647,479

		$8,949,364

Commercial Services & Supplies — 3.5%
Clean Harbors, Inc.(1)	40,580	$2,749,295
Team, Inc.(1)	174,891	3,009,874

		$5,759,169

Communications Equipment — 3.1%
Brocade Communications Systems, Inc.(1)	474,630	$2,771,839
Sycamore Networks, Inc.	72,780	2,358,800

		$5,130,639

Construction & Engineering — 1.6%
Shaw Group, Inc. (The)(1)	78,070	$2,620,029

		$2,620,029

Containers & Packaging — 1.3%
Graham Packaging Co., Inc.(1)	189,420	$2,238,944

		$2,238,944

Distributors — 1.6%
LKQ Corp.(1)	128,840	$2,679,872

		$2,679,872

Security	Shares	Value
Diversified Consumer Services — 0.4%
American Public Education, Inc.(1)	20,690	$679,873

		$679,873

Electronic Equipment, Instruments & Components — 5.0%
Elster Group SE ADR(1)	50,260	$693,588
FLIR Systems, Inc.(1)	92,140	2,367,998
National Instruments Corp.	79,030	2,581,120
Trimble Navigation, Ltd.(1)	75,210	2,635,358

		$8,278,064

Energy Equipment & Services — 5.0%
Hornbeck Offshore Services, Inc.(1)	133,860	$2,608,931
Patterson-UTI Energy, Inc.	162,330	2,772,597
Rowan Cos., Inc.(1)	96,260	2,922,454

		$8,303,982

Food Products — 3.2%
Corn Products International, Inc.	73,620	$2,760,750
Flowers Foods, Inc.	103,020	2,559,017

		$5,319,767

Health Care Equipment & Supplies — 2.9%
West Pharmaceutical Services, Inc.	66,965	$2,297,569
Wright Medical Group, Inc.(1)	173,320	2,497,541

		$4,795,110

Health Care Providers & Services — 3.6%
Hanger Orthopedic Group, Inc.(1)	134,420	$1,954,467
Owens & Minor, Inc.	58,860	1,675,156
VCA Antech, Inc.(1)	114,740	2,419,866

		$6,049,489

Household Durables — 1.7%
Tempur-Pedic International, Inc.(1)	90,460	$2,804,260

		$2,804,260

Household Products — 1.5%
Church & Dwight Co., Inc.	37,555	$2,438,822

		$2,438,822

Insurance — 1.0%
Allied World Assurance Holdings, Ltd.	29,530	$1,671,103

		$1,671,103

IT Services — 1.8%
Euronet Worldwide, Inc.(1)	164,175	$2,953,508

		$2,953,508

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	210,500	$2,953,315

		$2,953,315

Machinery — 6.8%
Astec Industries, Inc.(1)	74,984	$2,139,294
Badger Meter, Inc.	30,660	1,241,117
Kadant, Inc.(1)	68,000	1,285,880
RBC Bearings, Inc.(1)	47,730	1,621,865
Tennant Co.	85,870	2,653,383
Valmont Industries, Inc.	33,470	2,423,228

		$11,364,767

Security	Shares	Value
Multiline Retail — 1.5%
Big Lots, Inc.(1)	76,430	$2,541,298

		$2,541,298

Oil, Gas & Consumable Fuels — 6.5%
Brigham Exploration Co.(1)	151,460	$2,839,875
Forest Oil Corp.(1)	90,300	2,681,910
James River Coal Co.(1)	145,010	2,542,025
Rosetta Resources, Inc.(1)	117,760	2,766,183

		$10,829,993

Personal Products — 1.7%
Mead Johnson Nutrition Co., Class A	50,774	$2,889,548

		$2,889,548

Professional Services — 3.0%
FTI Consulting, Inc.(1)	74,480	$2,583,711
Kelly Services, Inc., Class A(1)	204,192	2,395,172

		$4,978,883

Road & Rail — 3.4%
Genesee & Wyoming, Inc., Class A(1)	70,910	$3,076,785
Kansas City Southern(1)	71,340	2,668,829

		$5,745,614

Semiconductors & Semiconductor Equipment — 2.6%
Atheros Communications, Inc.(1)	52,060	$1,371,781
Cypress Semiconductor Corp.(1)	231,450	2,911,641

		$4,283,422

Software — 3.3%
Mentor Graphics Corp.(1)	258,880	$2,736,361
Parametric Technology Corp.(1)	144,520	2,823,921

		$5,560,282

Specialty Retail — 3.3%
Jo-Ann Stores, Inc.(1)	61,530	$2,741,161
RadioShack Corp.	126,950	2,707,844

		$5,449,005

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.(1)	95,454	$2,468,441

		$2,468,441

Thrifts & Mortgage Finance — 1.3%
MGIC Investment Corp.(1)	229,270	$2,116,162

		$2,116,162

Total Common Stocks (identified cost $140,225,856)		$157,514,568

Short-Term Investments — 4.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	$6,687	$6,687,185

Total Short-Term Investments (identified cost $6,687,185)		$6,687,185

Total Investments — 98.6% (identified cost $146,913,041)		$164,201,753

Other Assets, Less Liabilities — 1.4%		$2,349,884

Net Assets — 100.0%		$166,551,637

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 was $11,285 and $0, respectively.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,058,254

Gross unrealized appreciation	$21,674,534
Gross unrealized depreciation	(4,531,035)

Net unrealized appreciation	$17,143,499

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$157,514,568	$—	$—	$157,514,568
Short-Term Investments	—	6,687,185	—	6,687,185

Total Investments	$157,514,568	$6,687,185	$—	$164,201,753

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Small-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010